Goodwill (Tables)	9 Months Ended
Sep. 30, 2016
Goodwill
	Nine months ended	Year ended
	September 30,	December 31,
	2016	2015
	(in thousands)

Opening balance	$588,434	$463,324
Current period acquisitions (Note 3)	39,376	133,123
Prior period acquisitions (Note 3)	5,403	4,418
Foreign exchange movement	(6,556)	(12,431)

Closing balance	$626,657	$588,434